TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2017	December 31, 2016
Trade receivables	$7,679	$5,395
Value added tax receivable	4,998	4,345
Other	2,103	438
	$14,780	$10,178